[HORGAN, ROSEN, BECKHAM & COREN LETTERHEAD]

May 13, 2005

Via Edgar and Hand Delivery	D092-005

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:    Christian Windsor & Kathryn McHale

Re:	Discovery Bancorp, San Marcos, California
Pre-Effective Amendment No. 3 to Form S-4 (File No. 333-122090)

Ladies and Gentlemen:

     On behalf of our client, Discovery Bancorp (the “Company”), and in response to your comment letter dated May 12, 2005, we respectfully submit for your review three (3) copies of the Pre-Effective Amendment No. 3 to the Company’s Registration Statement on Form S-4, marked to show the changes from the Pre-Effective Amendment No. 2, filed on May 10, 2005.

     For your information, the Pre-Effective Amendment No. 3 was filed via Edgar earlier today.

     Following are the numbered comments from your letter dated May 12, 2005, italicized, with our responses following:

Introduction: Celtic Capital Corporation — page 5

1.	In the third paragraph of this section on page 5, you state that “$6.7 million of the anticipated proceeds from the offering will be used to fund the acquisition of Celtic’s assets and partially reduce Celtic’s debt.” Please break this number up to disclose how much of the $6.7 million will be used for that stated purpose and how much will be used as a capital injection to fund lending. Please make these changes throughout the registration statement where you reference the $6.7 million.

On this page and throughout the document the references to the $6.7 million of the anticipated proceeds that will be used for the Celtic acquisition have been expanded to clarify that the $6.7 million is comprised of: the Net Payment Amount (a defined term

Christian Windsor & Kathryn McHale
United States Securities and Exchange Commission
May 13, 2005

two paragraphs earlier) of $3,582,813, the cash premium amount of $900,000 (discussed in the next previous paragraph), and the projected reduction in the amount of Celtic’s borrowings to be assumed (the bank debt) of $2,236,010.

Voting Securities — page 10

2.	In response to comment 2, you have changed the Proxy card and the Notice to reflect the meeting can not be adjourned without a vote of shareholders. However, you have failed to reflect this in paragraph 3 of this section which continues to grant the board discretionary authority to adjourn the meeting.

In this section and elsewhere in the document where there is reference to adjournment, language has been added to clarify that separate authority is being solicited to vote for “adjournments to solicit additional proxies” and that a majority of the shares represented at the meeting must have voted in favor of that grant of authority for it to be effective. Also, on page 6, to avoid any confusion, the duplicative reference to “or postponement” has been deleted.

Reasons for the Merger: Celtic Transaction — page 14

3.	In the ultimate paragraph of this section, please provide an affirmative statement that the bank will not be liable to Celtic in the event shareholder approval of the merger is not obtained.

In this section and throughout the document where there is reference to the potential for liability for Celtic’s expenses if the Holding Company’s shareholders do not approve the holding company reorganization, language has been added to specify that the Bank would not be liable.

Pro Forma Financial Information — pages 85-89

4.	Please revise the third column of your pro forma balance sheets to include the Celtic historical balances as of December 31, 2004. Your pro forma adjustment column should give effect to items and amounts not purchased as part of the acquisition, consideration paid for amounts purchased and any fair value adjustments resulting from the proposed transaction. The third and fourth columns of your current presentation commingle various adjustments, historical amounts and are difficult for a reader to follow. Please revise accordingly.

Both pro forma balance sheets have been amended to show, in the third column, the historical Celtic figures only and in the fourth column, all pro forma adjustments, including those reflecting the purchase and assumption as well as those relating to the reduction of Celtic’s borrowings to be assumed by the Holding Company as well as the payment of the Holding Company’s organizational costs. The footnotes have been revised accordingly. The fair value adjustment has been eliminated (see response to Item 5 below). Further, as a result of the clarification to the pro forma statements of operations (see response to Item 6 below), the pro forma balance sheets have been amended to reflect both the proposed reduction of Celtic’s borrowings and the impact on

Christian Windsor & Kathryn McHale
United States Securities and Exchange Commission
May 13, 2005

expenses as a result of the pro forma reduction in interest expense (see new footnote 1 to the pro forma balance sheets). The new footnotes to the statements of operations explain the interest expense reduction in more detail.

5.	You refer to a $450,000 fair market valuation adjustment in footnote 7 for both balance sheet presentations. We are unclear why you have included this amount as a pro forma adjustment and not reflected in the historical financial statements of Celtic. Loan losses inherent in the portfolio should be recognized through a periodic provision for loan losses in accordance with SFAS No. 5 and 114. It is not acceptable to recognize losses on loans that are due to concerns as to ultimate collectibility through a purchase accounting adjustment. Please carefully review the guidance in SAB Topic 2:A:5 and SFAS No. 141, as applicable. Revise the historical financial statements of Celtic, the above pro forma financial information and other ancillary disclosures or provide persuasive evidence supporting why the above adjustment is appropriate.

Celtic’s estimate of the allowance for credit losses is inherently subjective and is based on a number of factors as described in note 1 to their financial statements.

The $450,000 fair market adjustment in footnote 7 to the pro forma balance sheets was not correct. The original intention was to increase the fair value adjustment to $450,000 from the $305,000 allowance for credit losses originally recorded by Celtic to reflect a more conservative view of credit quality. Based upon due diligence procedures performed, the Holding Company had estimated that the allowance for credit losses could be within a range of $230,000 to $450,000. The Holding Company had originally planned to increase the allowance to $450,000 in an abundance of caution. However, as the $305,000 recorded by Celtic is within the acceptable range and reflects Celtic’s historical loss experience, the pro forma financial statements have been revised in accordance with SFAS 141 and SAB 2:A:5 and no further adjustment is deemed necessary. It is not anticipated that there will be a need to increase the allowance on this portfolio of loans unless there is deterioration in the credit quality of the specific borrowers or there is a general economic deterioration in the industries in which the borrowers operate.

6.	Please revise your pro forma income statements to include a column for pro forma adjustments. For example, we note you have pro forma adjustments currently included in your historical financial statement column

The pro forma statements of operations have been amended to add columns for pro forma adjustments. The “Discovery Bancorp” columns have been amended to reflect historic figures, with all adjustments in the “Pro Forma Adjustments” columns. Two new footnotes have been added to discuss the pro forma expense adjustments of $129,000 in 2004 and $116,000 in 2003 to reflect the pro forma reduction in interest expense, based on the average annual rate for Celtic’s borrowings for each year and the projected reduction in the amount of the borrowings. The payment of the Holding Company’s organizational expenses is also reflected in the “Pro Forma Adjustments” columns and discussed in the footnotes.

Christian Windsor & Kathryn McHale
United States Securities and Exchange Commission
May 13, 2005

Opinions

7.	Horgan, Rosen, Beckham & Coren has given no opinion as to the enforceability of the warrants you intend to issue. Please provide the appropriate opinion with regard to the warrants.

Our updated opinion, expanded to reflect the enforceability of the warrants, has been refiled.

8.	Please refile the tax opinion of Murray Falk under the appropriate exhibit number. In addition, please change the reference in Mr. Falk’s consent to the appropriate exhibit number.

The tax opinion has been refiled as Exhibit 8, with appropriate changes to the references to that exhibit in the Exhibit Index.

9.	You can limit reliance on an opinion as to purpose, but not as to person. Please revise the tax opinion of Murray Falk to remove any implication that shareholders of the Bank may not rely upon the opinion.

The refiled tax opinion has been amended to delete the limitation as to reliance by persons.

10.	Either delete the first sentence of the penultimate paragraph of the tax opinion of Murray Falk or refile the opinion just before requesting effectiveness.

The refiled tax opinion has been amended to provide that there is no responsibility to update “after the Effective Date of the Merger.” In any event, as requested, the opinion is being refiled “just before requesting effectiveness.”

Exhibits

11.	Please file the warrant agreement as exhibit 4.1 and all other appropriate exhibits that you have neglected to file.

As discussed telephonically, we believe that this comment was in error. The warrant agreement has been filed as exhibit 4.1 and we believe that all other requisite exhibits have been filed.

Other

12.	Include updated consents from the independent accountants in your next amendment.

The updated consent of Moss Adams LLP has been included in the amended filing. We believe that no additional consents are required.

Christian Windsor & Kathryn McHale
United States Securities and Exchange Commission
May 13, 2005

13.	Please review the document for internal consistency ensuring all changes are reflected throughout the document, including all relevant exhibits (i.e. the tax opinion, etc.) and ensure that the new certifications are resubmitted.

As noted above, many of the changes requested with respect to certain pages have been made throughout the document. We have also added two new risk factors on page 14. In addition, a few additional minor “cosmetic” and typographical changes have been made.

14.	Please note the updating requirements in Rule 3-12 of Regulation S-X.

We are hopeful that the Registration Statement can be declared effective before the financial statements and financial disclosures contained in the document must be updated.

     We are aware that the December 31, 2004 financial statements go stale if the Registration Statement is not declared effective by Monday, May 16, 2005. Accordingly, accompanying this filing is the Holding Company’s request for acceleration.

     We trust that the Pre-Effective Amendment No. 3 to the Registration Statement and the above information fully responds to the issues raised in your comment letter. Should you have any questions or need additional information, please do not hesitate to contact the undersigned at your earliest possible convenience.

Sincerely,
/s/ S. Alan Rosen

S. Alan Rosen Professional Corporation

cc:	Mr. James P. Kelley, II
Ms. Lou Ellen Ficke
Mr. Russell Dysart
Mr. Richard Sprayregan
Young H. Park, Esq.